UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  August 13, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 801411

List of Other Included Managers:
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    45605 1940645.000SH     SOLE              1770145.000        170500.00
Alexandria Real Estate Equitie COM              015271109    30166 965325.000SH      SOLE               829575.000        135750.00
Arden Realty Trust             COM              039793104     7602 308700.000SH      SOLE               283750.000         24950.00
AvalonBay Communities, Inc.    COM              053484101    54689 1478075.000SH     SOLE              1270545.000        207530.00
Bedford Property Investors, In COM              076446301    16178 905050.000SH      SOLE               757500.000        147550.00
Brandywine Realty Trust        COM              105368203    23079 1164850.000SH     SOLE               974750.000        190100.00
Cabot Industrial Trust         COM              127072106     4322 203400.000SH      SOLE               178400.000         25000.00
Camden Property Trust          COM              133131102    33604 1210969.000SH     SOLE              1029906.000        181063.00
Cornerstone Properties, Inc.   COM              21922H103    30259 1906100.000SH     SOLE              1652950.000        253150.00
Crestline Capital Corporation  COM              226153104      886 52700.000SH       SOLE                43590.000          9110.00
Developers Diversified Realty  COM              251591103    20614 1221600.000SH     SOLE              1029000.000        192600.00
Duke Realty Investments, Inc.  COM              264411505    14246 631400.000SH      SOLE               526200.000        105200.00
Entertainment Properties Trust COM              29380T105     5966 338500.000SH      SOLE               333750.000          4750.00
Equity Office Properties Trust COM              294741103    29301 1143463.000SH     SOLE               923363.000        220100.00
Equity Residential Properties  COM              29476L107    24815 550684.000SH      SOLE               457997.000         92687.00
Essex Property Trust, Inc.     COM              297178105    26218 741150.000SH      SOLE               626850.000        114300.00
Federal Realty Investment Trus COM              313747206    10019 436800.000SH      SOLE               366400.000         70400.00
Gables Residential Trust       COM              362418105    11061 458500.000SH      SOLE               379900.000         78600.00
General Growth Properties      COM              370021107     9518 268100.000SH      SOLE               243600.000         24500.00
Glenborough Realty Trust       COM              37803P105     8983 513300.000SH      SOLE               432300.000         81000.00
Highwoods Properties, Inc.     COM              431284108    11266 410600.000SH      SOLE               326200.000         84400.00
Host Marriott Corporation      COM              44107P104    23328 1964475.000SH     SOLE              1646075.000        318400.00
Liberty Property Trust         COM              531172104    26867 1080100.000SH     SOLE               937000.000        143100.00
Macerich Company               COM              554382101    38939 1483400.000SH     SOLE              1289400.000        194000.00
Mack-Cali Realty Corporation   COM              554489104    34778 1124150.000SH     SOLE               960650.000        163500.00
Philips International Realty   COM              718333107     5223 309500.000SH      SOLE               253650.000         55850.00
Post Properties, Inc.          COM              737464107    36982 902000.000SH      SOLE               777300.000        124700.00
Prentiss Property Trust        COM              740706106    13881 587563.000SH      SOLE               587563.000
Reckson Associates Realty      COM              75621K106    21864 927900.000SH      SOLE               779100.000        148800.00
SL Green Realty Corp           COM              78440X101    17521 857300.000SH      SOLE               728700.000        128600.00
Security Capital Group-B       COM              81413P204    27812 1909854.500SH     SOLE                        1909854.500
Simon Property Group, Inc.     COM              828806109    18143 714980.000SH      SOLE               570830.000        144150.00
Spieker Properties, Inc.       COM              848497103    24301 625100.000SH      SOLE               524250.000        100850.00
Starwood Hotels & Resorts Worl COM              85590A203      306 10000.000SH       SOLE                10000.000
Taubman Centers, Inc.          COM              876664103      138 10500.000SH       SOLE                10500.000
Trizec Hahn                    COM              896938107    21477 1054100.000SH     SOLE               893100.000        161000.00
Urban Shopping Centers, Inc.   COM              917060105    25384 805850.000SH      SOLE               677250.000        128600.00
Wyndham International, Inc.    COM              983101106     4936 1096799.000SH     SOLE               937299.000        159500.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208      484 20000.00 SH       SOLE                                  20000.00
ARCHSTONE COMMUN PFD SER C 8.6 PFD              039581400     1965 80000.00 SH       SOLE                                  80000.00
AVALONBAY COMMUN PFD SER F 9%  PFD              053484507     1675 66500.00 SH       SOLE                                  66500.00
Alexandria RE Eq., Inc. PFD SE PFD              015271208     4962 200000.00SH       SOLE                                  00000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208      951 38600.00 SH       SOLE                                  38600.00
DEVELOPERS DIVERS RLTY PFD DP  PFD              251591301      370 14700.00 SH       SOLE                                  14700.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591509      504 20100.00 SH       SOLE                                  20100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     1157 47700.00 SH       SOLE                                  47700.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     3106 123000.00SH       SOLE                                 123000.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     3548 138440.00SH       SOLE                                 138440.00
FEDERAL REALTY PFD SER A 7.95% PFD              313747404      313 12700.00 SH       SOLE                                  12700.00
HIGHWOODS PPTYS PFD SER B 8%   PFD              431284306     2863 122500.00SH       SOLE                                 122500.00
HIGHWOODS PPTYS PFD SER D 8%   PFD              431284504      538 22425.00 SH       SOLE                                  22425.00
POST PROPERTIES PFD SER A 8.5% PFD              737464206     3185 65000.00 SH       SOLE                                  65000.00
PROLOGIS TRUST PFD SER A 9.40% PFD              743410201     1447 57900.00 SH       SOLE                                  57900.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     1934 80600.00 SH       SOLE                                  80600.00
Patriot American Hospitality D PFD              703352401      475 19468.60 SH       SOLE                 16662.60          2806.00
SIMON PPTYS PFD SER B 8.75%    PFD              78462M207     1571 62822.00 SH       SOLE                                  62822.00
SPIEKER PPTYS PFD SER C 7.875% PFD              848497301      813 33600.00 SH       SOLE                                  33600.00
SPIEKER PPTYS PFD SER E 8%     PFD              848497400     2631 107100.00SH       SOLE                                 107100.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     3326 145000.00SH       SOLE                                 145000.00
Vornado Realty Trust PFD Ser C PFD              929042406     3316 135000.00SH       SOLE                                 135000.00
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